                                                                June 30, 2000

                              Semi-Annual Report


                            [PICTURE APPEARS HERE]



                             UltraSector ProFunds



                                                            [PROFUNDS LOGO]
                                                              ProFunds(SM)

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders.........................................   1

         Schedules of Portfolio Investments and Financial Statements

          Biotechnology UltraSector ProFund.................................   3

          Energy UltraSector ProFund........................................   7

          Financial UltraSector ProFund.....................................  11

          Healthcare UltraSector ProFund....................................  16

          Internet UltraSector ProFund......................................  21

          Pharmaceuticals UltraSector ProFund...............................  25

          Real Estate UltraSector ProFund...................................  29

          Semiconductor UltraSector ProFund.................................  33

          Technology UltraSector ProFund....................................  37

          Telecommunications UltraSector ProFund............................  42

          Wireless Communications UltraSector ProFund.......................  46

         Notes to Financial Statements......................................  50


PROFUNDS

                             Shareholders' Letter

Dear ProFunds Shareholder,

  I am pleased to present the Semi-Annual Report to Shareholders of UltraSector ProFunds for the six-month period ended June 30, 2000.

  We want you to know how deeply we appreciate your confidence in, and support for, these new products.

  We introduced the UltraSector ProFunds, benchmarked to the Dow Jones U.S. sector indexes, in late June. In just six weeks they attracted $100 million in assets.

  In the pages that follow you'll find a detailed discussion of the UltraSector ProFunds during their early days of operation. Please read it carefully.

Sincerely,

/s/ Michael Sapir
-----------------
Michael Sapir
Chairman

                      [This Page Intentionally Left Blank]

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Biotechnology UltraSector ProFund                                 June 30, 2000

(Unaudited)

Common Stocks (18.7%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
Abgenix, Inc.*...............................................   220  $   26,369
Advanced Tissue Sciences, Inc.*..............................   440       3,534
Affymetrix, Inc.*............................................   165      27,246
Alkermes, Inc.*..............................................   352      16,588
Alliance Pharmaceutical Corp.*...............................   407       4,579
Amgen, Inc.*................................................. 2,508     176,186
Aurora Biosciences Corp.*....................................   121       8,251
Bio-Technology General Corp.*................................   550       7,253
Biogen, Inc.*................................................ 1,045      67,402
Biomatrix, Inc.*.............................................   396       8,960
Cell Genesys, Inc.*..........................................   253       7,084
Chiron Corp.*................................................ 1,221      57,997
COR Therapeutics, Inc.*......................................   176      15,015
Cytogen Corp.*...............................................   495       5,012
Delta & Pineland Co..........................................   616      15,439
EntreMed, Inc.*..............................................   121       3,622
Enzo Biochem, Inc.*..........................................   187      12,903
Enzon, Inc.*.................................................   275      11,688
Gene Logic, Inc.*............................................   143       5,103
Genome Therapeutics Corp.*...................................   132       4,018
Genzyme Corp.-General Division*..............................   726      43,152
Geron Corp.*.................................................   176       5,632
Gilead Sciences, Inc.*.......................................   341      24,254
Guilford Pharmaceuticals, Inc.*..............................   363       5,468
Human Genome Sciences, Inc.*.................................   341      45,481
Hyseq, Inc.*.................................................    88       3,999
ICOS Corp.*..................................................   407      17,908
IDEC Pharmaceuticals Corp.*..................................   264      30,971
IDEXX Laboratories, Inc.*....................................   473      10,820
ImClone Systems, Inc.*.......................................   209      15,975
Immune Response Corp.*.......................................   330       3,589
Immunex Corp.*............................................... 2,794     138,127
Incyte Genomics, Inc.*.......................................   187      15,369
Ligand Pharmaceuticals, Inc.--Class B*.......................   528       6,963
Medarex, Inc.*...............................................   198      16,731
MedImmune, Inc.*............................................. 1,177      87,098
Millennium Pharmaceuticals, Inc.*............................   539      60,300
Miravant Medical Technologies*...............................   176       3,927
Myriad Genetics, Inc.*.......................................    77      11,402
Nabi*........................................................   737       5,389
Northfield Laboratories, Inc.*...............................   374       6,101
Organogenesis, Inc.*.........................................   418       4,781
PathoGenesis Corp.*..........................................   231       6,006
PE Corp.-PE Biosystems Group................................. 1,221      80,433
Pharmacyclics, Inc.*.........................................   154       9,394
Protein Design Labs, Inc.*...................................   121      19,959
Regeneron Pharmaceuticals, Inc.*.............................   264       7,871
Scios, Inc.*.................................................   748       4,208
SICOR, Inc.*.................................................   836       6,688
Theragenics Corp.*...........................................   649       5,557
Vertex Pharmaceuticals, Inc.*................................   209      22,023
ViroPharma, Inc.*............................................   176       2,750
Xoma Ltd.*...................................................   594       2,543
                                                                     ----------
TOTAL COMMON STOCKS (Cost $1,266,886)........................         1,215,118
                                                                     ----------

 U.S. Treasury Notes (29.6%)
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
 U.S. Treasury Note,
  4.50%, 09/30/00........................................ $1,924,000 $1,916,485
                                                                     ----------
 TOTAL U.S. TREASURY NOTES (Cost $1,916,566).............             1,916,485
                                                                     ----------
 TOTAL INVESTMENTS (Cost $3,183,452)(a) (48.3%)..........             3,131,603
 Other assets in excess of liabilities (51.7%)...........             3,350,939
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $6,482,542
                                                                     ==========

-----
Percentages indicated are based on net assets of $6,482,542.
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..... $  7,811
      Unrealized depreciation.....  (59,660)
                                   --------
      Net unrealized
       depreciation............... $(51,849)
                                   ========

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Biotechnology UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $3,183,452)...........................  $3,131,603
 Cash..............................................................         276
 Dividends and interest receivable.................................      21,763
 Receivable for investments sold...................................   3,645,447
                                                                     ----------
  Total Assets.....................................................   6,799,089
Liabilities:
 Unrealized depreciation on swap contracts.........................     313,124
 Advisory fees payable.............................................       1,223
 Management servicing fees payable.................................         245
 Shareholder servicing fees payable--Service Class.................       1,221
 Other accrued expenses............................................         734
                                                                     ----------
  Total Liabilities................................................     316,547
                                                                     ----------
Net Assets.........................................................  $6,482,542
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $7,100,079
 Accumulated net investment loss...................................        (437)
 Accumulated net realized losses on investments....................    (252,127)
 Net unrealized depreciation on investments and swap contracts.....    (364,973)
                                                                     ----------
Total Net Assets...................................................  $6,482,542
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $1,536,186
 Shares of Beneficial Interest Outstanding.........................      79,875
 Net Asset Value (offering and redemption price per share).........  $    19.23
                                                                     ==========
Service Shares:
 Net Assets........................................................  $4,946,356
 Shares of Beneficial Interest Outstanding.........................     257,304
 Net Asset Value (offering and redemption price per share).........  $    19.22
                                                                     ==========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest...........................................................  $   2,986
Expenses:
 Advisory fees......................................................      1,223
 Management servicing fees..........................................        245
 Shareholder servicing fees--Service Class..........................      1,221
 Other fees.........................................................        734
                                                                      ---------
  Total expenses....................................................      3,423
                                                                      ---------
Net Investment Loss.................................................       (437)
                                                                      ---------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments.................................   (252,127)
 Net change in unrealized depreciation on investments and swap
  contracts.........................................................   (364,973)
                                                                      ---------
  Net realized and unrealized losses on investments and swap
   contracts........................................................   (617,100)
                                                                      ---------
Decrease In Net Assets Resulting from Operations....................  $(617,537)
                                                                      =========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Biotechnology UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment loss..................................       $      (437)
 Net realized losses on investments...................          (252,127)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (364,973)
                                                             -----------
 Net decrease in net assets resulting from
  operations..........................................          (617,537)
Capital Share Transactions:
 Proceeds from shares issued..........................         9,296,499
 Cost of shares redeemed..............................        (2,196,420)
                                                             -----------
 Net increase in net assets resulting from capital
  share transactions..................................         7,100,079
                                                             -----------
 Total increase in net assets.........................         6,482,542
Net Assets:
 Beginning of period..................................                --
                                                             -----------
 End of period........................................       $ 6,482,542
                                                             ===========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Biotechnology UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................      $    20.00            $    20.00
                                         ----------            ----------
 Net investment income/(loss)......              --                    --
 Net realized and unrealized loss
  on investments and swap
  contracts........................           (0.77)                (0.78)
                                         ----------            ----------
 Total loss from investment
  operations.......................           (0.77)                (0.78)
                                         ----------            ----------
Net Asset Value, End of Period.....      $    19.23            $    19.22
                                         ==========            ==========
Total Return.......................           (3.85)%(b)            (3.90)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........      $1,536,186            $4,946,356
Ratio of expenses to average net
 assets............................            1.35%(c)              2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................            0.49%(c)             (0.52)%(c)
Portfolio turnover(d)..............             661%                  661%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Energy UltraSector ProFund                                        June 30, 2000

(Unaudited)

Common Stocks (80.4%)
                                                                         Market
                                                                 Shares  Value
                                                                 ------ --------
Amerada Hess Corp. .............................................     51 $  3,149
Anadarko Petroleum Corp. .......................................     72    3,551
Apache Corp. ...................................................     66    3,882
Ashland, Inc. ..................................................     21      736
Baker Hughes, Inc. .............................................    189    6,048
Barrett Resources Corp.*........................................     15      457
BJ Services Co.*................................................     30    1,875
BP Amoco PLC--ADR...............................................    108    6,109
Burlington Resources, Inc. .....................................    147    5,623
Chevron Corp. ..................................................    354   30,023
Coastal Corp. ..................................................    105    6,392
Conoco, Inc.--Class B...........................................    348    8,548
CONSOL Energy, Inc. ............................................     66      998
Cooper Cameron Corp. ...........................................     18    1,188
Devon Energy Corp. .............................................     45    2,528
Diamond Offshore Drilling, Inc. ................................     69    2,424
El Paso Energy Corp. ...........................................    120    6,113
Ensco International, Inc. ......................................     60    2,149
EOG Resources, Inc. ............................................     66    2,211
Evergreen Resources, Inc.*......................................      3       89
Exxon Mobil Corp. ..............................................    555   43,567
Forest Oil Corp.*...............................................     15      239
Global Industries, Ltd.*........................................     18      340
Global Marine, Inc.*............................................     72    2,030
Grant Prideco, Inc.*............................................     60    1,500
Halliburton Co. ................................................    240   11,324
Helmerich & Payne, Inc. ........................................     39    1,458
Kerr-McGee Corp. ...............................................     60    3,536
Kinder Morgan, Inc. ............................................     51    1,763
Lone Star Technologies, Inc.*...................................      3      139
Louis Dreyfus Natural Gas Corp.*................................     18      564
Marine Drilling Co., Inc.*......................................     12      336
Murphy Oil Corp. ...............................................     54    3,210
Nabors Industries, Inc.*........................................     66    2,743
Newfield Exploration Co.*.......................................     27    1,056
Noble Drilling Corp.*...........................................     57    2,348
Occidental Petroleum Corp. .....................................    240    5,055
Ocean Energy, Inc.*.............................................     78    1,107
Phillips Petroleum Co. .........................................    183    9,275
Pride International, Inc.*......................................      6      149
R&B Falcon Corp.*...............................................     63    1,484
Rowan Cos., Inc.*...............................................     30      911
Royal Dutch Petroleum Co.--ADR..................................    168   10,342
Santa Fe International..........................................     39    1,363
Santa Fe Snyder Corp.*..........................................     84      956
Schlumberger Ltd. ..............................................    249   18,581
Shell Transport & Trading Co.--ADR..............................     90    4,494
Smith International, Inc.*......................................     21    1,529
Stone Energy Corp.*.............................................     12      717
Sunoco, Inc. ...................................................     18      530
Texaco, Inc. ...................................................    318   16,933
Tidewater, Inc. ................................................     27      972
Tom Brown, Inc.*................................................      6      138
Tosco Corp. ....................................................     84    2,378
Total Fina SA--ADR..............................................     72    5,531
Transocean Sedco Forex, Inc. ...................................     96    5,130
Union Pacific Resources Group...................................    117    2,574
Unocal Corp. ...................................................    147    4,869

 Common Stocks, continued
                                                                        Market
                                                              Shares    Value
                                                             --------- --------
 USX-Marathon Group, Inc. ..................................      144  $  3,609
 Varco International, Inc.*.................................       33       767
 Vastar Resources, Inc. ....................................       75     6,159
 Vintage Petroleum, Inc.*...................................       24       542
 Weatherford International, Inc.*...........................       39     1,553
 Williams Cos., Inc. .......................................      225     9,379
                                                                       --------
 TOTAL COMMON STOCKS
  (Cost $297,614)...........................................            287,273
 U.S. Treasury Notes (22.6%)
                                                             Principal
                                                              Amount
                                                             ---------
 U.S. Treasury Note,
  4.50%, 09/30/00...........................................  $81,000    80,684
                                                                       --------
 TOTAL U.S. TREASURY NOTES
  (Cost $80,687)............................................             80,684
                                                                       --------
 TOTAL INVESTMENTS
  (Cost $378,301)(a) (103.0%)...............................            367,957
 Liabilities in excess of other assets (-3.0%)..............            (10,763)
                                                                       --------
 TOTAL NET ASSETS (100.0%)..................................           $357,194
                                                                       ========

-----
Percentages indicated are based on net assets of $357,194.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..... $    629
      Unrealized depreciation.....  (10,973)
                                   --------
      Net unrealized
       depreciation............... $(10,344)
                                   ========
ADR--American Depositary Receipt

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Energy UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $378,301)...............................  $367,957
 Cash................................................................       665
 Dividends and interest receivable...................................       930
                                                                       --------
  Total Assets.......................................................   369,552
Liabilities:
 Unrealized depreciation on swap contracts...........................    12,232
 Advisory fees payable...............................................        70
 Management servicing fees payable...................................        14
 Other accrued expenses..............................................        42
                                                                       --------
  Total Liabilities..................................................    12,358
                                                                       --------
Net Assets...........................................................  $357,194
                                                                       ========
Net Assets consist of:
 Capital.............................................................  $381,105
 Accumulated undistributed net investment income.....................         7
 Accumulated net realized losses on investments......................    (1,342)
 Net unrealized depreciation on investments and swap contracts.......   (22,576)
                                                                       --------
Total Net Assets.....................................................  $357,194
                                                                       ========
Investor Shares:
 Net Assets..........................................................  $356,350
 Shares of Beneficial Interest Outstanding...........................    19,062
 Net Asset Value (offering and redemption price per share)...........  $  18.69
                                                                       ========
Service Shares:
 Net Assets..........................................................  $    844
 Shares of Beneficial Interest Outstanding...........................        45
 Net Asset Value (offering and redemption price per share)...........  $  18.72
                                                                       ========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest............................................................  $    119
 Dividends...........................................................        14
                                                                       --------
  Total Income.......................................................       133
Expenses:
 Advisory fees.......................................................        70
 Management servicing fees...........................................        14
 Other fees..........................................................        42
                                                                       --------
  Total expenses.....................................................       126
                                                                       --------
Net Investment Income................................................         7
                                                                       --------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments..................................    (1,342)
 Net change in unrealized depreciation on investments and swap
  contracts..........................................................   (22,576)
                                                                       --------
  Net realized and unrealized losses on investments and swap
   contracts.........................................................   (23,918)
                                                                       --------
Decrease In Net Assets Resulting from Operations.....................  $(23,911)
                                                                       ========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Energy UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................        $       7
 Net realized losses on investments...................           (1,342)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (22,576)
                                                              ---------
 Net decrease in net assets resulting from
  operations..........................................          (23,911)
Capital Share Transactions:
 Proceeds from shares issued..........................          486,295
 Cost of shares redeemed..............................         (105,190)
                                                              ---------
 Net increase in net assets resulting from capital
  share transactions..................................          381,105
                                                              ---------
 Total increase in net assets.........................          357,194
Net Assets:
 Beginning of period..................................               --
                                                              ---------
 End of period........................................        $ 357,194
                                                              =========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Energy UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00               $20.00
                                          --------               ------
 Net investment income/(loss)......             --                   --
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (1.31)               (1.28)
                                          --------               ------
 Total loss from investment
  operations.......................          (1.31)               (1.28)
                                          --------               ------
Net Asset Value, End of Period.....       $  18.69               $18.72
                                          ========               ======
Total Return.......................          (6.55)%(b)           (6.40)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $356,350               $  844
Ratio of expenses to average net
 assets............................           1.35%(c)             2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.08%(c)            (0.75)%(c)
Portfolio turnover(d)..............             40%                  40%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Financial UltraSector ProFund                                      June 30, 2000

(Unaudited)

 Common Stocks (73.7%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

 AFLAC, Inc. ...............................................     120 $    5,513
 Allstate Corp. ............................................     360      8,009
 AMBAC Financial Group, Inc. ...............................      48      2,631
 American Express Co. ......................................     552     28,772
 American General Corp. ....................................     112      6,831
 American International Group, Inc. ........................     624     73,319
 AmSouth Bancorporation.....................................     224      3,528
 AON Corp. .................................................     120      3,728
 Arden Realty Group, Inc. ..................................     112      2,632
 Associates First Capital Corp. ............................     320      7,140
 AvalonBay Communities, Inc. ...............................      72      3,006
 AXA Financial, Inc. .......................................     200      6,800
 Bank of America Corp. .....................................     680     29,239
 Bank of New York Co., Inc. ................................     312     14,507
 Bank One Corp. ............................................     488     12,963
 BB&T Corp. ................................................     184      4,393
 Bear Stearns Cos., Inc. ...................................      72      2,997
 Boston Properties, Inc. ...................................      72      2,781
 BSB Bancorp, Inc. .........................................     128      2,568
 Capital One Financial Corp. ...............................      96      4,284
 Charter One Financial, Inc. ...............................     128      2,944
 Chase Manhattan Corp. .....................................     496     22,846
 Chubb Corp. ...............................................      80      4,920
 Cincinnati Financial Corp. ................................      88      2,767
 Citigroup, Inc. ...........................................   1,368     82,421
 CNA Financial Corp. .......................................     104      3,536
 Comerica, Inc. ............................................      88      3,949
 Commerce Bancshares, Inc. .................................      80      2,380
 Donaldson, Lufkin & Jenrette, Inc. ........................      72      3,056
 Duke-Weeks Realty Corp. ...................................     120      2,685
 E*TRADE Group, Inc.*.......................................     144      2,376
 Edwards (A.G.) Inc. .......................................      64      2,496
 Equity Office Properties Trust.............................     136      3,748
 Equity Residential Properties Trust........................      64      2,944
 Fannie Mae.................................................     408     21,293
 Fifth Third Bancorp........................................     136      8,602
 First Union Corp. .........................................     400      9,925
 Firstar Corp. .............................................     432      9,099
 Fleet Boston Financial Corp. ..............................     384     13,056
 Franklin Resources, Inc. ..................................     128      3,888
 Freddie Mac................................................     288     11,664
 Glenborough Realty Trust, Inc. ............................     160      2,790
 Golden West Financial Corp. ...............................     112      4,571
 Hartford Financial Services Group, Inc. ...................     104      5,818
 Highwoods Properties, Inc. ................................     104      2,496
 Home Properties of New York, Inc. .........................      96      2,880
 Household International, Inc. .............................     208      8,645
 Huntington Bancshares, Inc. ...............................     152      2,404
 IRT Property Co. ..........................................     320      2,720
 J.P. Morgan & Co. .........................................      72      7,929
 Jefferson-Pilot Corp. .....................................      64      3,612

 Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

 KeyCorp....................................................     240 $    4,230
 Legg Mason, Inc. ..........................................      48      2,400
 Lehman Brothers Holdings, Inc. ............................      56      5,296
 Leucadia National Corp. ...................................     104      2,373
 Lincoln National Corp. ....................................     104      3,757
 Loews Corp. ...............................................      64      3,840
 Mack-Cali Realty Corp. ....................................      96      2,466
 Marsh & McLennan Cos., Inc. ...............................     120      2,532
 Marshall & Ilsley Corp. ...................................      64      2,656
 MBIA, Inc. ................................................      56      2,699
 MBNA Corp. ................................................     360      9,765
 Mellon Financial Corp. ....................................     232      8,454
 Merrill Lynch & Co., Inc. .................................     152     17,480
 MGIC Investment Corp. .....................................      56      2,548
 Morgan Stanley, Dean Witter & Co. .........................     472     39,293
 National City Corp. .......................................     304      5,187
 Northern Trust Corp. ......................................     104      6,767
 Old Kent Financial Corp. ..................................      95      2,536
 Paine Webber Group, Inc. ..................................      80      3,640
 People's Bank..............................................     136      2,499
 PNC Bank Corp. ............................................     136      6,375
 Prentiss Properties Trust..................................     104      2,496
 Price (T. Rowe) Associates, Inc. ..........................      72      3,060
 Progressive Corp. .........................................      40      2,960
 Prologis Trust.............................................     128      2,728
 Providian Financial Corp. .................................      64      5,760
 Public Storage, Inc. ......................................     120      2,813
 Reckson Associates Realty Corp. ...........................     120      2,850
 Regions Financial Corp. ...................................     168      3,339
 ReliaStar Financial Corp. .................................      56      2,937
 Schwab (Charles) Corp. ....................................     576     19,368
 SLM Holding Corp. .........................................      88      3,295
 SouthTrust Corp. ..........................................     120      2,715
 Spieker Properties, Inc. ..................................      56      2,646
 St. Paul Companies, Inc. ..................................     112      3,822
 State Street Corp. ........................................      72      7,637
 Summit Bancorp.............................................     128      3,152
 SunTrust Banks, Inc. ......................................     136      6,214
 Synovus Financial Corp. ...................................     184      3,243
 Transatlantic Holdings, Inc. ..............................      32      2,680
 U.S. Bancorp...............................................     352      6,776
 Union Planters Corp. ......................................     120      3,353
 UnionBanCal Corp. .........................................     136      2,525
 UnumProvident Corp. .......................................     128      2,568
 Vornado Realty Trust.......................................      80      2,780
 Wachovia Corp. ............................................      96      5,208
 Washington Mutual, Inc. ...................................     280      8,085
 Wells Fargo & Co. .........................................     672     26,039
 Zions Bancorporation.......................................      56      2,570
                                                                     ----------
 Total Common Stocks
  (Cost $811,620)...........................................            780,513
                                                                     ----------

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Financial UltraSector ProFund                                      June 30, 2000

(Unaudited)

 U.S. Treasury Notes (28.6%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
 U.S. Treasury Note,
  4.50%, 09/30/00......................................... $304,000  $  302,813
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $302,825).........................................              302,813
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $1,114,445)(a) (102.3%)...........................            1,083,326
 Liabilities in excess of other assets (-2.3%)............              (24,112)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $1,059,214
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,059,214.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........................................ $  1,287
      Unrealized depreciation........................................  (32,406)
                                                                      --------
      Net unrealized depreciation.................................... $(31,119)
                                                                      ========

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Financial UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $1,114,445)...........................  $1,083,326
 Cash..............................................................         867
 Dividends and interest receivable.................................       5,062
                                                                     ----------
  Total Assets.....................................................   1,089,255
Liabilities:
 Unrealized depreciation on swap contracts.........................      29,375
 Advisory fees payable.............................................         251
 Management servicing fees payable.................................          50
 Shareholder servicing fees payable--Service Class.................         214
 Other accrued expenses............................................         151
                                                                     ----------
  Total Liabilities................................................      30,041
                                                                     ----------
Net Assets.........................................................  $1,059,214
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $1,116,425
 Accumulated undistributed net investment income...................       1,539
 Accumulated undistributed net realized gains on investments.......       1,744
 Net unrealized depreciation on investments and swap contracts.....     (60,494)
                                                                     ----------
Total Net Assets...................................................  $1,059,214
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $  534,741
 Shares of Beneficial Interest Outstanding.........................      28,549
 Net Asset Value (offering and redemption price per share).........  $    18.73
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  524,473
 Shares of Beneficial Interest Outstanding.........................      28,008
 Net Asset Value (offering and redemption price per share).........  $    18.73
                                                                     ==========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Dividends..........................................................  $  1,623
 Interest...........................................................       582
                                                                      --------
  Total Income......................................................     2,205
Expenses:
 Advisory fees......................................................       251
 Management servicing fees..........................................        50
 Shareholder servicing fees--Service Class..........................       214
 Other fees.........................................................       151
                                                                      --------
  Total expenses....................................................       666
                                                                      --------
Net Investment Income...............................................     1,539
                                                                      --------
Realized and Unrealized Gains/(Losses) on Investments and Swap
 Contracts:
 Net realized gains on investments..................................     1,744
 Net change in unrealized depreciation on investments and swap
  contracts.........................................................   (60,494)
                                                                      --------
  Net realized and unrealized losses on investments and swap
   contracts........................................................   (58,750)
                                                                      --------
Decrease In Net Assets Resulting from Operations....................  $(57,211)
                                                                      ========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Financial UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................       $     1,539
 Net realized gains on investments....................             1,744
 Net change in unrealized depreciation on investments
  and swap contracts..................................           (60,494)
                                                             -----------
 Net decrease in net assets resulting from
  operations..........................................           (57,211)
Capital Share Transactions:
 Proceeds from shares issued..........................         3,259,058
 Cost of shares redeemed..............................        (2,142,633)
                                                             -----------
 Net increase in net assets resulting from capital
  share transactions..................................         1,116,425
                                                             -----------
 Total increase in net assets.........................         1,059,214
Net Assets:
 Beginning of period..................................                --
                                                             -----------
 End of period........................................       $ 1,059,214
                                                             ===========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Financial UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income.............           0.03(b)               0.02(b)
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (1.30)                (1.29)
                                          --------              --------
 Total loss from investment
  operations.......................          (1.27)                (1.27)
                                          --------              --------
Net Asset Value, End of Period.....       $  18.73              $  18.73
                                          ========              ========
Total Return.......................          (6.35)%(c)            (6.35)%(c)
Ratios/Supplemental Data:
Net assets, end of period..........       $534,741              $524,473
Ratio of expenses to average net
 assets............................           1.35%(d)              2.35%(d)
Ratio of net investment income to
 average net assets................           5.26%(d)              4.25%(d)
Portfolio turnover(e)..............            309%                  309%

-----
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                     June 30, 2000

(Unaudited)

Common Stocks (72.7%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

Abbott Laboratories.........................................   1,133 $   50,489
Abgenix, Inc.*..............................................      33      3,955
Aetna, Inc..................................................      99      6,355
Affymetrix, Inc.*...........................................      22      3,633
Alkermes, Inc.*.............................................      44      2,074
Allergan, Inc...............................................     110      8,195
Alpharma, Inc...............................................      33      2,054
Alza Corp.--Class A*........................................      77      4,553
American Home Products Corp.................................     946     55,578
Amgen, Inc.*................................................     737     51,773
Andrx Corp.*................................................      55      3,516
Aurora Biosciences Corp.*...................................      11        750
Bard (C.R.) Inc.............................................      44      2,118
Bausch & Lomb, Inc..........................................      44      3,405
Baxter International, Inc...................................     231     16,241
Beckman Coulter, Inc........................................      33      1,926
Becton, Dickinson & Co......................................     198      5,680
Bio-Technology General Corp.*...............................      55        725
Biogen, Inc.*...............................................     110      7,095
Biomet, Inc.................................................      88      3,383
Boston Scientific Corp.*....................................     297      6,515
Bristol-Myers Squibb Co.....................................   1,441     83,938
Cell Genesys, Inc.*.........................................      33        924
Cephalon, Inc.*.............................................      22      1,317
Chiron Corp.*...............................................     143      6,793
CIGNA Corp..................................................     121     11,313
Coherent, Inc.*.............................................      22      1,845
COR Therapeutics, Inc.*.....................................      22      1,877
Cytyc Corp.*................................................      22      1,174
Dentsply International, Inc.................................      55      1,695
Edwards Lifesciences Corp.*.................................      44        842
Eli Lilly & Co..............................................     803     80,200
Emisphere Technologies, Inc.*...............................      22        937
Enzo Biochem, Inc.*.........................................      22      1,518
Enzon, Inc.*................................................      33      1,403
Forest Laboratories, Inc.--Class A*.........................      66      6,666
Gene Logic, Inc.*...........................................      22        785
Genome Therapeutics Corp.*..................................      22        670
Genzyme Corp.--General Division*............................      66      3,923
Geron Corp.*................................................      22        704
Gilead Sciences, Inc.*......................................      33      2,347
Guidant Corp.*..............................................     220     10,889
HCA-The Healthcare Co.......................................     396     12,028
Health Management Associates, Inc.--Class A*................     176      2,299
Healthsouth Corp.*..........................................     275      1,977
Hillenbrand Industries, Inc.................................      66      2,067
Human Genome Sciences, Inc.*................................      44      5,869
ICN Pharmaceuticals, Inc....................................      66      1,836
ICOS Corp.*.................................................      44      1,936
IDEC Pharmaceuticals Corp.*.................................      33      3,871
IDEXX Laboratories, Inc.*...................................      44      1,007

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

ImClone Systems, Inc.*......................................      22 $    1,682
Immunex Corp.*..............................................     352     17,402
Incyte Genomics, Inc.*......................................      22      1,808
Inhale Therapeutic Systems, Inc.*...........................      22      2,232
IVAX Corp.*.................................................     132      5,478
Johnson & Johnson...........................................   1,012    103,097
Jones Pharma, Inc...........................................      55      2,197
King Pharmaceuticals, Inc.*.................................      66      2,896
Ligand Pharmaceuticals, Inc.--Class B*......................      55        725
Lincare Holdings, Inc.*.....................................      44      1,084
Mallinckrodt, Inc...........................................      66      2,867
Medarex, Inc.*..............................................      22      1,859
Medical Manager Corp.*......................................      33      1,124
Medicis Pharmaceutical Corp.*...............................      33      1,881
MedImmune, Inc.*............................................     143     10,582
Medtronic, Inc..............................................     858     42,738
Merck & Co., Inc............................................   1,694    129,803
Millennium Pharmaceuticals, Inc.*...........................      66      7,384
MiniMed, Inc.*..............................................      22      2,596
Mylan Laboratories, Inc.....................................     121      2,208
Myriad Genetics, Inc.*......................................      11      1,629
Omnicare, Inc...............................................      66        598
Oxford Health Plans, Inc.*..................................      66      1,572
PacifiCare Health Systems, Inc.*............................      22      1,324
Patterson Dental Co.*.......................................      33      1,683
PE Corp.--PE Biosystems Group...............................     143      9,420
Pfizer, Inc.................................................   3,597    172,656
Pharmacia Corp..............................................     902     46,622
Pharmacyclics, Inc.*........................................      11        671
Protein Design Labs, Inc.*..................................      11      1,814
Regeneron Pharmaceuticals, Inc.*............................      33        984
Schering-Plough Corp........................................   1,078     54,439
Sepracor, Inc.*.............................................      55      6,634
SICOR, Inc.*................................................      88        704
St. Jude Medical, Inc.*.....................................      66      3,028
Stryker Corp................................................     143      6,256
Summit Technology, Inc.*....................................      33        623
SuperGen, Inc.*.............................................      33      1,196
Sybron International Corp.*.................................      88      1,744
Syncor International Corp.*.................................      22      1,584
Techne Corp.*...............................................      22      2,860
Tenet Healthcare Corp.*.....................................     231      6,237
Trigon Healthcare, Inc.*....................................      33      1,702
UnitedHealth Group, Inc.....................................     121     10,376
Universal Health Services, Inc.--Class B*...................      22      1,452
Vertex Pharmaceuticals, Inc.*...............................      22      2,318
VISX, Inc.*.................................................      44      1,235
Watson Pharmaceuticals, Inc.*...............................      88      4,730
Wellpoint Health Networks, Inc.*............................      55      3,984
                                                                     ----------
TOTAL COMMON STOCKS (Cost $1,155,305).......................          1,186,381
                                                                     ----------

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                     June 30, 2000

(Unaudited)

U.S. Treasury Notes (26.1%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
U.S. Treasury Note,
 4.50%, 09/30/00.......................................... $428,000  $  426,328
                                                                     ----------
TOTAL U.S. TREASURY NOTES (Cost $426,346).................              426,328
                                                                     ----------
TOTAL INVESTMENTS (Cost $1,581,651)(a) (98.8%)............            1,612,709
Other assets in excess of liabilities (1.2%)..............               20,178
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $1,632,887
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,632,887.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........ $ 51,136
      Unrealized depreciation........  (20,078)
                                       --------
      Net unrealized appreciation....  $ 31,058
                                       ========

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Healthcare UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $1,581,651)...........................  $1,612,709
 Unrealized appreciation on swap contracts.........................      15,526
 Cash..............................................................         373
 Dividends and interest receivable.................................       4,961
                                                                     ----------
  Total Assets.....................................................   1,633,569
Liabilities:
 Advisory fees payable.............................................         369
 Management servicing fees payable.................................          74
 Shareholder servicing fees payable--Service Class.................          17
 Other accrued expenses............................................         222
                                                                     ----------
  Total Liabilities................................................         682
                                                                     ----------
Net Assets.........................................................  $1,632,887
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $1,599,170
 Accumulated undistributed net investment income...................         273
 Accumulated net realized losses on investments....................     (13,140)
 Net unrealized appreciation on investments and swap contracts.....      46,584
                                                                     ----------
Total Net Assets...................................................  $1,632,887
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $1,572,137
 Shares of Beneficial Interest Outstanding.........................      75,091
 Net Asset Value (offering and redemption price per share).........  $    20.94
                                                                     ==========
Service Shares:
 Net Assets........................................................  $   60,750
 Shares of Beneficial Interest Outstanding.........................       2,902
 Net Asset Value (offering and redemption price per share).........  $    20.93
                                                                     ==========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest...........................................................  $    836
 Dividends..........................................................       119
                                                                      --------
  Total Income......................................................       955
Expenses:
 Advisory fees......................................................       369
 Management servicing fees..........................................        74
 Shareholder servicing fees--Service Class..........................        17
 Other fees.........................................................       222
                                                                      --------
  Total expenses....................................................       682
                                                                      --------
Net Investment Income...............................................       273
                                                                      --------
Realized and Unrealized Gains/(Losses) on Investments and Swap
 Contracts:
 Net realized losses on investments.................................   (13,140)
 Net change in unrealized appreciation on investments and swap
  contracts.........................................................    46,584
                                                                      --------
  Net realized and unrealized gains on investments and swap
   contracts........................................................    33,444
                                                                      --------
Increase In Net Assets Resulting from Operations....................  $ 33,717
                                                                      ========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Healthcare UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................        $      273
 Net realized losses on investments...................           (13,140)
 Net change in unrealized appreciation on investments
  and swap contracts..................................            46,584
                                                              ----------
 Net increase in net assets resulting from
  operations..........................................            33,717
Capital Share Transactions:
 Proceeds from shares issued..........................         2,552,804
 Cost of shares redeemed..............................          (953,634)
                                                              ----------
 Net increase in net assets resulting from capital
  share transactions..................................         1,599,170
                                                              ----------
 Total increase in net assets.........................         1,632,887
Net Assets:
 Beginning of period..................................                --
                                                              ----------
 End of period........................................        $1,632,887
                                                              ==========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Healthcare UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................      $    20.00              $ 20.00
                                         ----------              -------
 Net investment income/(loss)......              --                   --
 Net realized and unrealized gain
  on investments and swap
  contracts........................            0.94                 0.93
                                         ----------              -------
 Total income from investment
  operations.......................            0.94                 0.93
                                         ----------              -------
Net Asset Value, End of Period.....      $    20.94              $ 20.93
                                         ==========              =======
Total Return.......................            4.70%(b)             4.65%(b)
Ratios/Supplemental Data:
Net assets, end of period..........      $1,572,137              $60,750
Ratio of expenses to average net
 assets............................            1.35%(c)             2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................            0.59%(c)            (0.40)%(c)
Portfolio turnover(d)..............             103%                 103%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Internet UltraSector ProFund                                      June 30, 2000

(Unaudited)

Common Stocks (68.3%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
Akamai Technologies, Inc.*.....................................  160   $ 18,998
Amazon.com, Inc.*..............................................  145      5,265
America Online, Inc.*..........................................  790     41,672
Ameritrade Holding Corp.--Class A*.............................  270      3,139
Ariba, Inc.*...................................................  295     28,924
At Home Corp.--Class A*........................................  535     11,101
BEA Systems, Inc.*.............................................  575     28,427
BroadVision, Inc.*.............................................  365     18,547
Check Point Software Technologies Ltd.*........................  115     24,351
CheckFree Holdings Corp.*......................................   90      4,641
CMGI, Inc.*....................................................  400     18,325
CNET Networks, Inc.*...........................................  130      3,193
Commerce One, Inc.*............................................  225     10,213
Covad Communications Group, Inc.*..............................  225      3,628
Digital Island, Inc.*..........................................   95      4,619
DoubleClick, Inc.*.............................................  180      6,863
E*TRADE Group, Inc.*...........................................  380      6,270
EarthLink, Inc.*...............................................  180      2,779
eBay, Inc.*....................................................  110      5,975
eToys, Inc.*...................................................  185      1,174
Exodus Communications, Inc.*...................................  640     29,479
Go2Net, Inc.*..................................................   45      2,264
Healtheon/WebMD Corp.*.........................................  335      4,962
I2 Technologies, Inc.*.........................................  285     29,716
InfoSpace, Inc.*...............................................  355     19,613
Inktomi Corp.*.................................................  170     20,103
Internet Capital Group, Inc.*..................................  390     14,436
Lycos, Inc.*...................................................  105      5,670
MP3.com, Inc.*.................................................  105      1,424
priceline.com, Inc.*...........................................  155      5,888
PSInet, Inc.*..................................................  290      7,286
RealNetworks, Inc.*............................................  235     11,882
Tibco Software, Inc.*..........................................  290     31,098
Ticketmaster Online-CitySearch, Inc.*..........................  135      2,152
Verio, Inc.*...................................................  120      6,658
VeriSign, Inc.*................................................  265     46,772
VerticalNet, Inc.*.............................................  110      4,063
Vignette Corp.*................................................  280     14,564
Webvan Group, Inc.*............................................  485      3,531
Yahoo!, Inc.*..................................................   50      6,194
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $537,310)...............................................         515,859
                                                                       --------

U.S. Treasury Notes (35.2%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note,
 4.50%, 09/30/00............................................ $267,000  $265,957
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $265,968)............................................            265,957
                                                                       --------
TOTAL INVESTMENTS
 (Cost $803,278)(a) (103.5%)................................            781,816
Liabilities in excess of other assets (-3.5%)...............            (26,523)
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $755,293
                                                                       ========

-----
Percentages indicated are based on net assets of $755,293.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........  $ 15,604
      Unrealized depreciation........   (37,066)
                                       --------
      Net unrealized depreciation....  $(21,462)
                                       ========

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Internet UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $803,278)...............................  $781,816
 Cash................................................................       194
 Dividends and interest receivable...................................     3,020
                                                                       --------
  Total Assets.......................................................   785,030
Liabilities:
 Unrealized depreciation on swap contracts...........................    29,306
 Advisory fees payable...............................................       167
 Management servicing fees payable...................................        33
 Shareholder servicing fees payable--Service Class...................       131
 Other accrued expenses..............................................       100
                                                                       --------
  Total Liabilities..................................................    29,737
                                                                       --------
Net Assets...........................................................  $755,293
                                                                       ========
Net Assets consist of:
 Capital.............................................................  $812,635
 Accumulated net investment loss.....................................       (52)
 Accumulated net realized losses on investments......................    (6,522)
 Net unrealized depreciation on investments and swap contracts.......   (50,768)
                                                                       --------
Total Net Assets.....................................................  $755,293
                                                                       ========
Investor Shares:
 Net Assets..........................................................  $214,931
 Shares of Beneficial Interest Outstanding...........................    10,932
 Net Asset Value (offering and redemption price per share)...........  $  19.66
                                                                       ========
Service Shares:
 Net Assets..........................................................  $540,362
 Shares of Beneficial Interest Outstanding...........................    27,488
 Net Asset Value (offering and redemption price per share)...........  $  19.66
                                                                       ========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest............................................................  $    379
Expenses:
 Advisory fees.......................................................       167
 Management servicing fees...........................................        33
 Shareholder servicing fees--Service Class...........................       131
 Other fees..........................................................       100
                                                                       --------
  Total expenses.....................................................       431
                                                                       --------
Net Investment Loss..................................................       (52)
                                                                       --------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments..................................    (6,522)
 Net change in unrealized depreciation on investments and swap
  contracts..........................................................   (50,768)
                                                                       --------
  Net realized and unrealized losses on investments and swap
   contracts.........................................................   (57,290)
                                                                       --------
Decrease In Net Assets Resulting from Operations.....................  $(57,342)
                                                                       ========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Internet UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment loss..................................        $      (52)
 Net realized losses on investments...................            (6,522)
 Net change in unrealized depreciation on investments
  and swap contracts..................................           (50,768)
                                                              ----------
 Net decrease in net assets resulting from
  operations..........................................           (57,342)
Capital Share Transactions:
 Proceeds from shares issued..........................         1,010,912
 Cost of shares redeemed..............................          (198,277)
                                                              ----------
 Net increase in net assets resulting from capital
  share transactions..................................           812,635
                                                              ----------
 Total increase in net assets.........................           755,293
Net Assets:
 Beginning of period..................................                --
                                                              ----------
 End of period........................................        $  755,293
                                                              ==========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Internet UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income/(loss)......             --                    --
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (0.34)                (0.34)
                                          --------              --------
 Total loss from investment
  operations.......................          (0.34)                (0.34)
                                          --------              --------
Net Asset Value, End of Period.....       $  19.66              $  19.66
                                          ========              ========
Total Return.......................          (1.70)%(b)            (1.70)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $214,931              $540,362
Ratio of expenses to average net
 assets............................           1.35%(c)              2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.36%(c)             (0.66)%(c)
Portfolio turnover(d)..............             55%                   55%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund                               June 30, 2000

(Unaudited)

Common Stocks (75.2%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
Allergan, Inc. ................................................     30 $  2,235
Alpharma, Inc. ................................................     10      623
Alza Corp.--Class A*...........................................     22    1,301
American Home Products Corp. ..................................    260   15,275
Andrx Corp.*...................................................     14      895
Anesta Corp.*..................................................      4      100
Bristol-Myers Squibb Co. ......................................    394   22,950
Catalytica, Inc.*..............................................     10      110
Cephalon, Inc.*................................................      6      359
Chattem, Inc.*.................................................      6       82
Columbia Laboratories, Inc.*...................................     10       58
Coulter Pharmaceutical, Inc.*..................................      4       82
Dura Pharmaceuticals, Inc.*....................................     12      173
Eli Lilly & Co. ...............................................    218   21,772
Emisphere Technologies, Inc.*..................................      4      170
Forest Laboratories, Inc.--Class A*............................     18    1,818
ICN Pharmaceuticals, Inc. .....................................     18      501
Inhale Therapeutic Systems, Inc.*..............................      4      406
IVAX Corp.*....................................................     34    1,411
Johnson & Johnson..............................................    278   28,321
Jones Pharma, Inc. ............................................     14      559
King Pharmaceuticals, Inc.*....................................     18      790
KOS Pharmaceuticals, Inc.*.....................................      6       96
MacroChem Corp.*...............................................      8       39
Medicis Pharmaceutical Corp.*..................................      6      342
Merck & Co., Inc. .............................................    408   31,262
Mylan Laboratories, Inc. ......................................     32      584
Noven Pharmaceuticals, Inc.*...................................      6      180
Pfizer, Inc. ..................................................  1,122   53,855
Pharmacia Corp. ...............................................    246   12,715
SangStat Medical Corp.*........................................      4      116
Schering-Plough Corp. .........................................    294   14,847
Sepracor, Inc.*................................................     14    1,689
SuperGen, Inc.*................................................      6      218
Watson Pharmaceuticals, Inc.*..................................     22    1,183
Zila, Inc.*....................................................     12       46
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $208,470)...............................................         217,163
                                                                       --------

U.S. Treasury Notes (16.9%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note,
 4.50%, 09/30/00............................................  $49,000  $ 48,809
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $48,811).............................................             48,809
                                                                       --------
TOTAL INVESTMENTS
 (Cost $257,281)(a) (92.1%).................................            265,972
Other assets in excess of liabilities (7.9%)................             22,760
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $288,732
                                                                       ========

-----
Percentages indicated are based on net assets of $288,732.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........ $9,031
      Unrealized depreciation........   (340)
                                      ------
      Net unrealized appreciation.... $8,691
                                      ======

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Pharmaceuticals UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $257,281)................................  $265,972
 Unrealized appreciation on swap contracts............................    21,722
 Cash.................................................................       524
 Dividends and interest receivable....................................       584
                                                                        --------
  Total Assets........................................................   288,802
Liabilities:
 Advisory fees payable................................................        25
 Management servicing fees payable....................................         5
 Shareholder servicing fees payable--Service Class....................        25
 Other accrued expenses...............................................        15
                                                                        --------
  Total Liabilities...................................................        70
                                                                        --------
Net Assets............................................................  $288,732
                                                                        ========
Net Assets consist of:
 Capital..............................................................  $245,147
 Accumulated undistributed net investment income......................         2
 Accumulated undistributed net realized gains on investments..........    13,170
 Net unrealized appreciation on investments and swap contracts........    30,413
                                                                        --------
Total Net Assets......................................................  $288,732
                                                                        ========
Investor Shares:
 Net Assets...........................................................  $288,711
 Shares of Beneficial Interest Outstanding............................    13,554
 Net Asset Value (offering and redemption price per share)............  $  21.30
                                                                        ========
Service Shares:
 Net Assets...........................................................  $     21
 Shares of Beneficial Interest Outstanding............................         1
 Net Asset Value (offering and redemption price per share)............  $  21.30
                                                                        ========

 Statement of Operations

                           For the period June 29, 2000(a) through June 30, 2000

Investment Income:
 Interest..............................................................  $    43
 Dividends.............................................................       29
                                                                         -------
  Total Income.........................................................       72
Expenses:
 Advisory fees.........................................................       25
 Management servicing fees.............................................        5
 Shareholder servicing fees--Service Class.............................       25
 Other fees............................................................       15
                                                                         -------
  Total expenses.......................................................       70
                                                                         -------
Net Investment Income..................................................        2
                                                                         -------
Realized and Unrealized Gains on Investments and Swap Contracts:
 Net realized gains on investments.....................................   13,170
 Net change in unrealized appreciation on investments and swap
  contracts............................................................   30,413
                                                                         -------
  Net realized and unrealized gains on investments and swap
   contracts...........................................................   43,583
                                                                         -------
Increase In Net Assets Resulting from Operations.......................  $43,585
                                                                         =======

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Pharmaceuticals UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 29, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................        $        2
 Net realized gains on investments....................            13,170
 Net change in unrealized appreciation on investments
  and swap contracts..................................            30,413
                                                              ----------
 Net increase in net assets resulting from
  operations..........................................            43,585
Capital Share Transactions:
 Proceeds from shares issued..........................         1,205,227
 Cost of shares redeemed..............................          (960,080)
                                                              ----------
 Net increase in net assets resulting from capital
  share transactions..................................           245,147
                                                              ----------
 Total increase in net assets.........................           288,732
Net Assets:
 Beginning of period..................................                --
                                                              ----------
 End of period........................................        $  288,732
                                                              ==========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Pharmaceuticals UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 29, 2000(a)      June 29, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00               $20.00
                                          --------               ------
 Net investment income/(loss)......            -- (b)                -- (b)
 Net realized and unrealized gain
  on investments and swap
  contracts........................           1.30                 1.30
                                          --------               ------
 Total income from investment
  operations.......................           1.30                 1.30
                                          --------               ------
Net Asset Value, End of Period.....       $  21.30               $21.30
                                          ========               ======
Total Return.......................           6.50%(c)             6.50%(c)
Ratios/Supplemental Data:
Net assets, end of period..........       $288,711               $   21
Ratio of expenses to average net
 assets............................           1.35%(d)             2.35%(d)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.79%(d)            (0.16)%(d)
Portfolio turnover(e)..............            248%                 248%

-----
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Real Estate UltraSector ProFund                                   June 30, 2000

(Unaudited)

 Common Stocks (73.7%)
                                                                      Market
                                                           Shares      Value
                                                          --------- -----------

 AMB Property Corp. .....................................     9,877 $   225,319
 Apartment Investment & Management.......................     7,616     329,392
 Archstone Communities Trust.............................    15,827     333,356
 Arden Realty Group, Inc. ...............................     7,140     167,790
 Associated Estates Realty Corp. ........................     2,499      17,493
 AvalonBay Communities, Inc. ............................     7,497     313,000
 Boston Properties, Inc. ................................     7,735     298,764
 Brandywine Realty Trust.................................     4,284      81,932
 BRE Properties, Inc.--Class A...........................     5,117     147,753
 Burnham Pacific Properties, Inc. .......................     3,689      25,362
 Camden Property Trust...................................     4,522     132,834
 Capital Automotive Real Estate Investment Trust.........     2,499      35,298
 CBL & Associates Properties, Inc. ......................     2,856      71,222
 Chelsea GCA Realty, Inc. ...............................     1,785      61,694
 Colonial Properties Trust...............................     2,618      71,668
 Cousins Properties, Inc. ...............................     3,689     142,027
 Crescent Real Estate Equities Co. ......................    13,685     280,543
 Crown American Realty Trust.............................     2,975      15,991
 Developers Diversified Realty Corp. ....................     6,783     101,321
 Duke-Weeks Realty Corp. ................................    14,280     319,515
 Equity Inns, Inc. ......................................     4,284      26,240
 Equity Office Properties Trust..........................    28,130     775,332
 Equity Residential Properties Trust.....................    14,399     662,353
 Fairfield Communities, Inc.*............................     4,998      39,359
 Federal Realty Investment Trust.........................     4,641      92,820
 FelCor Lodging Trust, Inc. .............................     6,307     116,680
 First Industrial Realty Trust, Inc. ....................     4,284     126,378
 First Union Real Estate Equity & Mortgage Investments...     4,879      14,332
 General Growth Properties...............................     5,831     185,134
 Glenborough Realty Trust, Inc. .........................     3,570      62,252
 Health Care Property Investors, Inc. ...................     5,831     158,895
 Health Care REIT, Inc. .................................     3,213      52,211
 Healthcare Realty Trust, Inc. ..........................     4,522      77,157
 Highwoods Properties, Inc. .............................     7,021     168,504
 Home Properties of New York, Inc. ......................     2,142      64,260
 homestore.com, Inc.*....................................     8,449     246,605
 Hospitality Properties Trust............................     6,426     144,987
 Host Marriott Corp. ....................................    26,061     244,322
 HRPT Properties Trust...................................    14,994      91,838
 IndyMac Mortgage Holdings, Inc. ........................     9,163     124,273
 IRT Property Co. .......................................     3,808      32,368
 iStar Financial, Inc. ..................................     9,639     201,817
 JDN Realty Corp. .......................................     3,808      38,794
 Kilroy Realty Corp. ....................................     3,213      83,337
 Kimco Realty Corp. .....................................     6,902     282,982
 Koger Equity, Inc. .....................................     3,094      52,211
 Liberty Property Trust..................................     7,616     197,540
 LNR Property Corp. .....................................     2,856      55,692
 Macerich Co. ...........................................     3,927      86,639
 Mack-Cali Realty Corp. .................................     6,664     171,182
 Manufactured Home Communities, Inc. ....................     2,737      65,517
 Meditrust Corp.*........................................    16,184      60,690
 Meristar Hospitality Corp. .............................     5,474     114,954
 Mills Corp. ............................................     2,737      51,490
 Nationwide Health Properties, Inc. .....................     5,236      72,977
 New Plan Excel Realty Trust.............................    10,115     131,495

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Post Properties, Inc. .................................      4,403 $   193,732
 Prentiss Properties Trust..............................      4,284     102,816
 Prologis Trust.........................................     18,326     390,572
 Public Storage, Inc. ..................................     14,756     345,843
 Reckson Associates Realty Corp. .......................      4,641     110,224
 RFS Hotel Investors, Inc. .............................      2,856      33,558
 Rouse Co. .............................................      8,211     203,222
 Security Capital Group, Inc.*..........................      6,307     107,219
 Shurgard Storage Centers, Inc.--Class A................      3,332      74,970
 Simon Property Group, Inc. ............................     20,111     446,212
 SL Green Realty Corp. .................................      2,737      73,215
 Spieker Properties, Inc. ..............................      7,378     339,387
 St. Joe Co. ...........................................      9,877     296,311
 Storage USA, Inc. .....................................      3,213      94,784
 Thornburg Mortgage Asset Corp. ........................      2,499      17,962
 Town & Country Trust...................................      1,785      30,680
 Urban Shopping Centers, Inc. ..........................      2,023      68,150
 Ventas, Inc. ..........................................      7,735      24,655
 Vornado Realty Trust...................................      9,758     339,090
 Weingarten Realty Investors............................      2,975     120,116
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $12,144,210)....................................             11,758,609
                                                                    -----------

 U.S. Treasury Notes (26.5%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note,
  4.50%, 09/30/00....................................... $4,240,000   4,223,438
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $4,223,618).....................................              4,223,438
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $16,367,828)(a) (100.2%)........................             15,982,047
 Liabilities in excess of
  other assets (-0.2%)..................................                (38,233)
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $15,943,814
                                                                    ===========

-----
Percentages indicated are based on net assets of $15,943,814.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $  68,684
      Unrealized depreciation.......................................  (454,465)
                                                                     ---------
      Net unrealized depreciation................................... $(385,781)
                                                                     =========

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Real Estate UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $16,367,828).........................  $15,982,047
 Cash.............................................................          552
 Dividends and interest receivable................................      119,130
 Receivable for investments sold..................................      201,054
                                                                    -----------
  Total Assets....................................................   16,302,783
Liabilities:
 Unrealized depreciation on swap contracts........................      348,834
 Advisory fees payable............................................        3,344
 Management servicing fees payable................................          669
 Shareholder servicing fees payable--Service Class................        4,365
 Other accrued expenses...........................................        1,757
                                                                    -----------
  Total Liabilities...............................................      358,969
                                                                    -----------
Net Assets........................................................  $15,943,814
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $16,622,694
 Accumulated undistributed net investment income..................       68,307
 Accumulated net realized losses on investments...................      (12,572)
 Net unrealized depreciation on investments and swap contracts....     (734,615)
                                                                    -----------
Total Net Assets..................................................  $15,943,814
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $    88,523
 Shares of Beneficial Interest Outstanding........................        4,545
 Net Asset Value (offering and redemption price per share)........  $     19.48
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $15,855,291
 Shares of Beneficial Interest Outstanding........................      814,476
 Net Asset Value (offering and redemption price per share)........  $     19.47
                                                                    ===========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Dividends..........................................................  $  71,185
 Interest...........................................................      7,506
                                                                      ---------
  Total Income......................................................     78,691
Expenses:
 Advisory fees......................................................      3,344
 Management servicing fees..........................................        669
 Shareholder servicing fees--Service Class..........................      4,365
 Other fees.........................................................      2,006
                                                                      ---------
  Total expenses....................................................     10,384
                                                                      ---------
Net Investment Income...............................................     68,307
                                                                      ---------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments.................................    (12,572)
 Net change in unrealized depreciation on investments and swap
  contracts.........................................................   (734,615)
                                                                      ---------
  Net realized and unrealized losses on investments and swap
   contracts........................................................   (747,187)
                                                                      ---------
Decrease In Net Assets Resulting from Operations....................  $(678,880)
                                                                      =========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Real Estate UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................       $    68,307
 Net realized losses on investments...................           (12,572)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (734,615)
                                                             -----------
 Net decrease in net assets resulting from
  operations..........................................          (678,880)
Capital Share Transactions:
 Proceeds from shares issued..........................        17,453,041
 Cost of shares redeemed..............................          (830,347)
                                                             -----------
 Net increase in net assets resulting from capital
  share transactions..................................        16,622,694
                                                             -----------
 Total increase in net assets.........................        15,943,814
Net Assets:
 Beginning of period..................................                --
                                                             -----------
 End of period........................................       $15,943,814
                                                             ===========

-----
(a)Commencement of operations.

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Real Estate UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................        $ 20.00             $     20.00
                                           -------             -----------
 Net investment income.............           0.10(b)                 0.09(b)
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (0.62)                  (0.62)
                                           -------             -----------
 Total loss from investment
  operations.......................          (0.52)                  (0.53)
                                           -------             -----------
Net Asset Value, End of Period.....        $ 19.48             $     19.47
                                           =======             ===========
Total Return.......................          (2.60)%(c)              (2.65)%(c)
Ratios/Supplemental Data:
Net assets, end of period..........        $88,523             $15,855,291
Ratio of expenses to average net
 assets............................           1.35%(d)                2.35%(d)
Ratio of net investment income to
 average net assets................          16.37%(d)               15.36%(d)
Portfolio turnover(e)..............             10%                     10%

-----
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Semiconductor UltraSector ProFund                                 June 30, 2000

(Unaudited)

Common Stocks (72.4%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

3Dfx Interactive, Inc.*.....................................      36 $      280
Actel Corp.*................................................      72      3,285
Advanced Micro Devices, Inc.*...............................     153     11,819
Alliance Semiconductor Corp.*...............................      72      1,769
Alpha Industries, Inc.*.....................................      45      1,983
Altera Corp.*...............................................     216     22,019
Amkor Technology, Inc.*.....................................     135      4,767
Anadigics, Inc.*............................................      27        920
Analog Devices*.............................................     351     26,675
Applied Materials, Inc.*....................................     756     68,513
Applied Micro Circuits Corp.*...............................      99      9,776
Asyst Technologies, Inc.*...................................      27        925
Atmel Corp.*................................................     216      7,965
Broadcom Corp.*.............................................     162     35,468
Brooks Automation, Inc.*....................................      18      1,151
Burr-Brown Corp.*...........................................     126     10,923
C-Cube Microsystems, Inc.*..................................     117      2,296
Cohu, Inc. .................................................      99      2,670
Conexant Systems, Inc.*.....................................     180      8,753
Credence Systems Corp.*.....................................      54      2,980
Cree Research, Inc.*........................................      36      4,806
Cypress Semiconductor Corp.*................................     162      6,845
Dallas Semiconductor Corp. .................................     270     11,003
DSP Group, Inc.*............................................      27      1,512
Electroglas, Inc.*..........................................      54      1,161
Emcore Corp.*...............................................      18      2,160
ESS Technology, Inc.*.......................................      81      1,175
Exar Corp.*.................................................      27      2,354
Fairchild Semiconductor International, Inc.*................     135      5,468
FSI International, Inc.*....................................      45        976
GlobeSpan, Inc.*............................................      54      6,592
hi/fn, inc.*................................................      45      1,997
Innovex, Inc.*..............................................     162      1,580
Integrated Device Technology, Inc.*.........................     126      7,544
Intel Corp. ................................................   1,026    137,162
Jabil Circuit, Inc.*........................................     189      9,379
KEMET Corp.*................................................     162      4,060
KLA-Tencor Corp.*...........................................     180     10,541
Kopin Corp.*................................................      45      3,116
Kulicke & Soffa Industries, Inc.*...........................      36      2,137
Lam Research Corp.*.........................................     108      4,050
Lattice Semiconductor Corp.*................................      99      6,843
Linear Technology Corp. ....................................     423     27,045
LSI Logic Corp.*............................................     315     17,049
LTX Corp.*..................................................      36      1,258
Maxim Integrated Products, Inc.*............................     360     24,458
Micrel, Inc.*...............................................     144      6,255
Microchip Technology, Inc.*.................................     153      8,915
Micron Technology, Inc.*....................................     468     41,213
MMC Networks, Inc.*.........................................      36      1,923
National Semiconductor Corp.*...............................     216     12,258
NeoMagic Corp.*.............................................     207        627
Novellus Systems, Inc.*.....................................     126      7,127
NVIDIA Corp.*...............................................      54      3,432
Oak Technology, Inc.*.......................................      90      1,941
Photronics, Inc.*...........................................      72      2,043
PMC-Sierra, Inc.*...........................................     117     20,789
PRI Automation, Inc.*.......................................      27      1,766

 Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

 QLogic Corp.*............................................       63  $    4,162
 Rambus, Inc.*............................................       81       8,343
 RF Micro Devices, Inc.*..................................       72       6,309
 S3, Inc.*................................................      126       1,859
 Sanmina Corp.*...........................................      200      17,066
 Semtech Corp.*...........................................       63       4,819
 Silicon Storage Technology, Inc.*........................       27       2,384
 Silicon Valley Group, Inc.*..............................      171       4,425
 SpeedFam-IPEC, Inc.*.....................................       81       1,473
 Standard Microsystems Corp.*.............................      378       5,812
 Teradyne, Inc.*..........................................      162      11,907
 Texas Instruments, Inc...................................    1,548     106,328
 Transwitch Corp.*........................................       36       2,779
 Triquint Semiconductor, Inc.*............................       45       4,306
 Ultratech Stepper, Inc.*.................................      117       1,740
 Vitesse Semiconductor Corp.*.............................      162      11,917
 Xilinx, Inc.*............................................      333      27,493
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $920,079).........................................              858,619
                                                                     ----------
 U.S. Treasury Notes (32.5%)
                                                           Principal
                                                            Amount
                                                           ---------
 U.S. Treasury Note,
  4.50%, 09/30/00......................................... $386,000     384,492
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $384,508).........................................              384,492
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $1,304,587)(a) (104.9%)...........................            1,243,111
 Liabilities in excess of other assets (-4.9)%............              (58,589)
                                                                     ----------
 TOTAL NET ASSETS 100.0%..................................           $1,184,522
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,184,522.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..... $ 14,953
      Unrealized depreciation.....  (76,429)
                                   --------
      Net unrealized
       depreciation............... $(61,476)
                                   ========
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Semiconductor UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $1,304,587)...........................  $1,243,111
 Cash..............................................................         347
 Dividends and interest receivable.................................       4,368
                                                                     ----------
  Total Assets.....................................................   1,247,826
Liabilities:
 Unrealized depreciation on swap contracts.........................      62,806
 Advisory fees payable.............................................         199
 Management servicing fees payable.................................          40
 Shareholder servicing fees payable--Service Class.................         140
 Other accrued expenses............................................         119
                                                                     ----------
  Total Liabilities................................................      63,304
                                                                     ----------
Net Assets.........................................................  $1,184,522
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $1,308,819
 Accumulated net investment loss...................................         (15)
 Net unrealized depreciation on investments and swap contracts.....    (124,282)
                                                                     ----------
Total Net Assets...................................................  $1,184,522
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $  507,048
 Shares of Beneficial Interest Outstanding.........................      28,161
 Net Asset Value (offering and redemption price per share).........  $    18.01
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  677,474
 Shares of Beneficial Interest Outstanding.........................      37,651
 Net Asset Value (offering and redemption price per share).........  $    17.99
                                                                     ==========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest...........................................................  $     482
 Dividends..........................................................          1
                                                                      ---------
  Total Income......................................................        483
Expenses:
 Advisory fees......................................................        199
 Management servicing fees..........................................         40
 Shareholder servicing fees-- Service Class.........................        140
 Other fees.........................................................        119
                                                                      ---------
  Total expenses....................................................        498
                                                                      ---------
Net Investment Loss.................................................        (15)
                                                                      ---------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net change in unrealized depreciation on investments and swap
  contracts.........................................................   (124,282)
                                                                      ---------
Decrease In Net Assets Resulting from Operations....................  $(124,297)
                                                                      =========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Semiconductor UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment loss..................................        $      (15)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (124,282)
                                                              ----------
 Net decrease in net assets resulting from
  operations..........................................          (124,297)
Capital Share Transactions:
 Proceeds from shares issued..........................         1,728,181
 Cost of shares redeemed..............................          (419,362)
                                                              ----------
 Net increase in net assets resulting from capital
  share transactions..................................         1,308,819
                                                              ----------
 Total increase in net assets.........................         1,184,522
Net Assets:
 Beginning of period..................................                --
                                                              ----------
 End of period........................................        $1,184,522
                                                              ==========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Semiconductor UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income/(loss)......             --                    --
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (1.99)                (2.01)
                                          --------              --------
 Total loss from investment
  operations.......................          (1.99)                (2.01)
                                          --------              --------
Net Asset Value, End of Period.....       $  18.01              $  17.99
                                          ========              ========
Total Return.......................          (9.95)%(b)           (10.05)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $507,048              $677,474
Ratio of expenses to average net
 assets............................           1.35%(c)              2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.48%(c)             (0.54)%(c)
Portfolio turnover(d)..............              0%                    0%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Technology UltraSector ProFund                                     June 30, 2000

(Unaudited)

 Common Stocks (77.0%)
                                                                        Market
                                                               Shares   Value
                                                               ------- --------

 3COM Corp.*..................................................      54 $  3,112
 ADC Telecommunications, Inc.*................................      45    3,774
 Adobe Systems, Inc...........................................      18    2,340
 Advanced Fibre Communications, Inc.*.........................      18      816
 Advanced Micro Devices, Inc.*................................      24    1,854
 Akamai Technologies, Inc.*...................................      18    2,137
 Altera Corp.*................................................      30    3,058
 Amdocs Ltd.*.................................................      36    2,763
 American Tower Corp.*........................................      30    1,251
 Amkor Technology, Inc.*......................................      24      848
 Analog Devices*..............................................      54    4,103
 Apple Computer, Inc.*........................................      60    3,143
 Applied Materials, Inc.*.....................................     120   10,874
 Applied Micro Circuits Corp.*................................      18    1,778
 Ariba, Inc.*.................................................      30    2,941
 Art Technology Group, Inc.*..................................      12    1,211
 Atmel Corp.*.................................................      42    1,549
 BEA Systems, Inc.*...........................................      60    2,966
 BMC Software, Inc.*..........................................      48    1,751
 Broadcom Corp.*..............................................      30    6,568
 BroadVision, Inc.*...........................................      36    1,829
 Brocade Communications Systems, Inc.*........................      18    3,303
 Cabletron Systems*...........................................      42    1,061
 Cadence Design Systems, Inc.*................................      66    1,345
 Check Point Software Technologies Ltd.*......................      12    2,541
 Ciena Corp.*.................................................      24    4,001
 Cisco Systems, Inc.*.........................................     966   61,400
 Commerce One, Inc.*..........................................      24    1,089
 Compaq Computer Corp.........................................     264    6,749
 Computer Associates International, Inc.......................      96    4,914
 Compuware Corp.*.............................................      90      934
 Comverse Technology, Inc.*...................................      30    2,790
 Conexant Systems, Inc.*......................................      36    1,751
 Cree Research, Inc.*.........................................       6      801
 Crown Castle International Corp.*............................      30    1,095
 Dell Computer Corp.*.........................................     366   18,048
 E-Tek Dynamics, Inc.*........................................      12    3,166
 EMC Corp.*...................................................     294   22,619
 Extreme Networks, Inc.*......................................      12    1,266
 Gateway, Inc.*...............................................      54    3,065
 GlobeSpan, Inc.*.............................................      12    1,465
 Hewlett-Packard Co...........................................     144   17,982
 I2 Technologies, Inc.*.......................................      30    3,128
 Inktomi Corp.*...............................................      18    2,129
 Intel Corp. .................................................     468   62,565
 International Business Machines Corp. .......................     258   28,266
 Intuit, Inc.*................................................      42    1,738
 Jabil Circuit, Inc.*.........................................      36    1,787
 Juniper Networks, Inc.*......................................      48    6,987
 KLA-Tencor Corp.*............................................      36    2,108
 Lam Research Corp.*..........................................      30    1,125

 Common Stocks, continued
                                                                        Market
                                                               Shares   Value
                                                               ------- --------

 Level 3 Communications, Inc.*................................      54 $  4,752
 Lexmark International Group, Inc.*...........................      24    1,614
 Linear Technology Corp. .....................................      54    3,452
 LSI Logic Corp.*.............................................      48    2,598
 Lucent Technologies, Inc. ...................................     456   27,017
 Macromedia, Inc.*............................................      12    1,160
 Maxim Integrated Products, Inc.*.............................      48    3,261
 Mercury Interactive Corp.*...................................      18    1,742
 Micromuse, Inc.*.............................................       6      993
 Micron Technology, Inc.*.....................................      78    6,869
 Microsoft Corp.*.............................................     738   59,040
 MicroStrategy, Inc.*.........................................      18      540
 Motorola, Inc................................................     312    9,067
 National Semiconductor Corp.*................................      36    2,043
 Network Appliance, Inc.*.....................................      48    3,864
 Novellus Systems, Inc.*......................................      24    1,358
 NVIDIA Corp.*................................................      12      763
 Oracle Corp.*................................................     402   33,793
 PanAmSat Corp.*..............................................      36    1,573
 Peregrine Systems, Inc.*.....................................      36    1,249
 Phone.com, Inc.*.............................................      12      782
 Pitney Bowes, Inc............................................      66    2,640
 PMC-Sierra, Inc.*............................................      24    4,265
 Portal Software, Inc.*.......................................      30    1,916
 Qualcomm, Inc.*..............................................     102    6,120
 Rambus, Inc.*................................................      18    1,854
 Rational Software Corp.*.....................................      18    1,673
 RealNetworks, Inc.*..........................................      24    1,214
 Redback Networks, Inc.*......................................      24    4,272
 RF Micro Devices, Inc.*......................................      12    1,052
 Sandisk Corp.*...............................................      12      734
 Sanmina Corp.*...............................................      21    1,796
 Sapient Corp.*...............................................      12    1,283
 Scientific-Atlanta, Inc. ....................................      30    2,235
 Seagate Technology, Inc.*....................................      36    1,980
 Siebel Systems, Inc.*........................................      30    4,907
 Sun Microsystems, Inc.*......................................     228   20,734
 Tellabs, Inc.*...............................................      66    4,517
 Teradyne, Inc.*..............................................      30    2,205
 Texas Instruments, Inc. .....................................     234   16,072
 Tibco Software, Inc.*........................................      30    3,217
 Unisys Corp.*................................................      72    1,049
 VeriSign, Inc.*..............................................      24    4,236
 Veritas Software Corp.*......................................      60    6,781
 Vignette Corp.*..............................................      30    1,560
 Vitesse Semiconductor Corp.*.................................      30    2,207
 Vitria Technology, Inc.*.....................................      24    1,467
 Xerox Corp. .................................................     138    2,864
 Xilinx, Inc.*................................................      48    3,963
                                                                       --------
 TOTAL COMMON STOCKS
  (Cost $632,750).............................................          608,227
                                                                       --------

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS                           Schedule of Portfolio Investments
Technology UltraSector ProFund                                     June 30, 2000

(Unaudited)

 U.S. Treasury Notes (27.9%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
 U.S. Treasury Note,
  4.50%, 09/30/00........................................... $221,000  $220,137
                                                                       --------
 TOTAL U.S. TREASURY NOTES
  (Cost $220,146)...........................................            220,137
                                                                       --------
 TOTAL INVESTMENTS
  (Cost $852,896)(a) (104.9%)...............................            828,364
 Liabilities in excess of other assets (-4.9%)..............            (38,325)
                                                                       --------
 TOTAL NET ASSETS (100.0%)..................................           $790,039
                                                                       ========

-----
Percentages indicated are based on net assets of $790,039.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........................................ $ 10,253
      Unrealized depreciation........................................  (34,785)
                                                                      --------
      Net unrealized depreciation.................................... $(24,532)
                                                                      ========
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Technology UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $852,896)...............................  $828,364
 Cash................................................................       636
 Dividends and interest receivable...................................     2,517
                                                                       --------
  Total Assets.......................................................   831,517
Liabilities:
 Unrealized depreciation on swap contracts...........................    40,987
 Advisory fees payable...............................................       212
 Management servicing fees payable...................................        43
 Shareholder servicing fees payable--Service Class...................       109
 Other accrued expenses..............................................       127
                                                                       --------
  Total Liabilities..................................................    41,478
                                                                       --------
Net Assets...........................................................  $790,039
                                                                       ========
Net Assets consist of:
 Capital.............................................................  $870,509
 Accumulated undistributed net investment income.....................         1
 Accumulated net realized losses on investments......................   (14,952)
 Net unrealized depreciation on investments and swap contracts.......   (65,519)
                                                                       --------
Total Net Assets.....................................................  $790,039
                                                                       ========
Investor Shares:
 Net Assets..........................................................  $344,759
 Shares of Beneficial Interest Outstanding...........................    18,118
 Net Asset Value (offering and redemption price per share)...........  $  19.03
                                                                       ========
Service Shares:
 Net Assets..........................................................  $445,280
 Shares of Beneficial Interest Outstanding...........................    23,410
 Net Asset Value (offering and redemption price per share)...........  $  19.02
                                                                       ========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest............................................................  $    474
 Dividends...........................................................        18
                                                                       --------
  Total Income.......................................................       492
Expenses:
 Advisory fees.......................................................       212
 Management servicing fees...........................................        43
 Shareholder servicing fees--Service Class...........................       109
 Other fees..........................................................       127
                                                                       --------
  Total expenses.....................................................       491
                                                                       --------
Net Investment Income................................................         1
                                                                       --------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments..................................   (14,952)
 Net change in unrealized depreciation on investments and swap
  contracts..........................................................   (65,519)
                                                                       --------
  Net realized and unrealized losses on investments and swap
   contracts.........................................................   (80,471)
                                                                       --------
Decrease In Net Assets Resulting from Operations.....................  $(80,470)
                                                                       ========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Technology UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................        $       1
 Net realized losses on investments...................          (14,952)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (65,519)
                                                              ---------
 Net decrease in net assets resulting from
  operations..........................................          (80,470)
Capital Share Transactions:
 Proceeds from shares issued..........................        1,373,348
 Cost of shares redeemed..............................         (502,839)
                                                              ---------
 Net increase in net assets resulting from capital
  share transactions..................................          870,509
                                                              ---------
 Total increase in net assets.........................          790,039
Net Assets:
 Beginning of period..................................               --
                                                              ---------
 End of period........................................        $ 790,039
                                                              =========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Technology UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income/(loss)......             --                    --
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (0.97)                (0.98)
                                          --------              --------
 Total loss from investment
  operations.......................          (0.97)                (0.98)
                                          --------              --------
Net Asset Value, End of Period.....       $  19.03              $  19.02
                                          ========              ========
Total Return.......................          (4.85)%(b)            (4.90)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $344,759              $445,280
Ratio of expenses to average net
 assets............................           1.35%(c)              2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.39%(c)             (0.62)%(c)
Portfolio turnover(d)..............             73%                   73%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Telecommunications UltraSector ProFund                            June 30, 2000

(Unaudited)

Common Stocks (82.0%)
                                                                        Market
                                                               Shares   Value
                                                               ------- --------

Adelphia Business Solutions, Inc.*............................      42 $    974
Advanced Radio Telecom Corp.*.................................      18      263
Allegiance Telecom, Inc.*.....................................      60    3,840
Alltel Corp. .................................................     180   11,149
Arch Communications Group, Inc.*..............................      30      195
AT&T Corp. ...................................................   2,172   68,689
Bell Atlantic Corp. ..........................................     888   45,121
BellSouth Corp. ..............................................   1,080   46,034
Broadwing, Inc.*..............................................     126    3,268
Caprock Communications Corp.*.................................      18      351
Centennial Communications Corp.*..............................      54      743
CenturyTel, Inc. .............................................      84    2,415
Citizens Communications Co.*..................................     150    2,588
Covad Communications Group, Inc.*.............................      84    1,355
e.spire Communications, Inc.*.................................      30      203
Focal Communications*.........................................      36    1,287
Global TeleSystems, Inc.*.....................................     102    1,230
GTE Corp. ....................................................     558   34,735
ICG Communications, Inc.*.....................................      30      662
IDT Corp.*....................................................      18      611
Interdigital Communications Corp.*............................      30      497
Intermedia Communications, Inc.*..............................      30      893
ITC Deltacom, Inc.*...........................................      36      803
Leap Wireless International, Inc.*............................      12      564
McLeodUSA, Inc.--Class A*.....................................     318    6,579
Metricom, Inc.*...............................................      18      502
Metromedia Fiber Network, Inc.*...............................     312   12,383
MGC Communications, Inc.*.....................................      18    1,079
Motient Corp.*................................................      30      471
Network Plus Corp.*...........................................      30      426
Nextel Communications, Inc.--Class A*.........................     396   24,230
NEXTLINK Communications, Inc.--Class A*.......................     168    6,374
NTL, Inc.*....................................................     156    9,341
Pacific Gateway Exchange, Inc.*...............................      12       41
Powertel, Inc.*...............................................      18    1,277
Primus Telecommunications Group, Inc.*........................      24      597
PTEK Holdings, Inc.*..........................................      30       98
Qwest Communications International, Inc.......................     426   21,167
RCN Corp.*....................................................      42    1,066
Rural Cellular Corp.*.........................................       6      459
SBC Communications, Inc. .....................................   1,902   82,261
Sprint Corp. (FON Group)......................................     450   22,950

Common Stocks, continued
                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Sprint Corp. (PCS Group)*...................................      492  $ 29,273
STAR Telecommunications, Inc.*..............................       36        91
Startec Global Communications Corp.*........................        6        64
Talk.com, Inc.*.............................................       36       209
Telephone & Data Systems, Inc. .............................       30     3,008
Teligent, Inc.--Class A*....................................       24       567
Ursus Telecom Corp.*........................................        6        39
US Cellular Corp.*..........................................       30     1,890
US LEC Corp.--Class A.......................................       18       306
US West, Inc. ..............................................      288    24,695
Viatel, Inc.*...............................................       30       857
Voicestream Wireless Corp.*.................................      120    13,956
Weblink Wireless, Inc.*.....................................       24       318
Western Wireless Corp.--Class A*............................       42     2,289
Winstar Communications, Inc.*...............................       48     1,626
WorldCom, Inc.*.............................................    1,620    74,317
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $606,998)............................................            573,276
                                                                       --------
U.S. Treasury Notes (23.1%)
                                                             Principal
                                                              Amount
                                                             ---------
U.S. Treasury Note,
 4.50%, 09/30/00............................................ $162,000   161,367
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $161,374)............................................            161,367
                                                                       --------
TOTAL INVESTMENTS
 (Cost $768,372)(a) (105.1%)................................            734,643
Liabilities in excess of other assets (-5.1%)...............            (35,421)
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $699,222
                                                                       ========

-----
Percentages indicated are based on net assets of $699,222.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........  $ 10,234
      Unrealized depreciation........   (43,963)
                                       --------
      Net unrealized depreciation....  $(33,729)
                                       ========
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Telecommunications UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $768,372)...............................  $734,643
 Cash................................................................       614
 Dividends and interest receivable...................................     2,464
                                                                       --------
  Total Assets.......................................................   737,721
Liabilities:
 Unrealized depreciation on swap contracts...........................    38,074
 Advisory fees payable...............................................       153
 Management servicing fees payable...................................        30
 Shareholder servicing fees payable--Service Class...................       150
 Other accrued expenses..............................................        92
                                                                       --------
  Total Liabilities..................................................    38,499
                                                                       --------
Net Assets...........................................................  $699,222
                                                                       ========
Net Assets consist of:
 Capital.............................................................  $774,408
 Accumulated undistributed net investment income.....................       522
 Accumulated net realized losses on investments......................    (3,905)
 Net unrealized depreciation on investments and swap contracts.......   (71,803)
                                                                       --------
Total Net Assets.....................................................  $699,222
                                                                       ========
Investor Shares:
 Net Assets..........................................................  $122,301
 Shares of Beneficial Interest Outstanding...........................     6,797
 Net Asset Value (offering and redemption price per share)...........  $  17.99
                                                                       ========
Service Shares:
 Net Assets..........................................................  $576,921
 Shares of Beneficial Interest Outstanding...........................    32,074
 Net Asset Value (offering and redemption price per share)...........  $  17.99
                                                                       ========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Dividends...........................................................  $    632
 Interest............................................................       315
                                                                       --------
  Total Income.......................................................       947
Expenses:
 Advisory fees.......................................................       153
 Management servicing fees...........................................        30
 Shareholder servicing fees--Service Class...........................       150
 Other fees..........................................................        92
                                                                       --------
  Total expenses.....................................................       425
                                                                       --------
Net Investment Income................................................       522
                                                                       --------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments..................................    (3,905)
 Net change in unrealized depreciation on investments and swap
  contracts..........................................................   (71,803)
                                                                       --------
  Net realized and unrealized losses on investments and swap
   contracts.........................................................   (75,708)
                                                                       --------
Decrease In Net Assets Resulting from Operations.....................  $(75,186)
                                                                       ========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Telecommunications UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................         $    522
 Net realized losses on investments...................           (3,905)
 Net change in unrealized depreciation on investments
  and swap contracts..................................          (71,803)
                                                               --------
 Net decrease in net assets resulting from
  operations..........................................          (75,186)
Capital Share Transactions:
 Proceeds from shares issued..........................          971,398
 Cost of shares redeemed..............................         (196,990)
                                                               --------
 Net increase in net assets resulting from capital
  share transactions..................................          774,408
                                                               --------
 Total increase in net assets.........................          699,222
Net Assets:
 Beginning of period..................................               --
                                                               --------
 End of period........................................         $699,222
                                                               ========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Telecommunications UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income.............           0.03                  0.01
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (2.04)                (2.02)
                                          --------              --------
 Total loss from investment
  operations.......................          (2.01)                (2.01)
                                          --------              --------
Net Asset Value, End of Period.....       $  17.99              $  17.99
                                          ========              ========
Total Return.......................         (10.05)%(b)           (10.05)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $122,301              $576,921
Ratio of expenses to average net
 assets............................           1.35%(c)              2.35%(c)
Ratio of net investment income to
 average net assets................           3.33%(c)              2.32%(c)
Portfolio turnover(d)..............             34%                   34%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS                          Schedule of Portfolio Investments
Wireless Communications UltraSector ProFund                       June 30, 2000

(Unaudited)

Common Stocks (79.8%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
Advanced Radio Telecom Corp.*..................................   343  $  5,016
Arch Communications Group, Inc.*...............................   735     4,778
AT&T Wireless Group*...........................................   742    20,683
Centennial Communications Corp.*............................... 1,008    13,860
Ericsson (LM) Telephone--ADR...................................   644    12,880
Interdigital Communications Corp.*.............................   343     5,681
Intermedia Communications, Inc.*...............................   336     9,996
Leap Wireless International, Inc.*.............................   259    12,173
Metricom, Inc.*................................................   252     7,025
Motient Corp.*.................................................   427     6,699
Nextel Communications, Inc.--Class A*.......................... 1,687   103,222
Nokia OYJ--ADR.................................................   280    13,983
Powertel, Inc.*................................................   322    22,842
Rural Cellular Corp.*..........................................   203    15,542
Sprint Corp. (PCS Group)*...................................... 1,729   102,875
Telephone & Data Systems, Inc. ................................   574    57,544
Teligent, Inc.--Class A*.......................................   301     7,111
US Cellular Corp.*.............................................   658    41,454
Vodafone AirTouch PLC--ADR..................................... 1,162    48,150
Voicestream Wireless Corp.*....................................   833    96,875
Weblink Wireless, Inc.*........................................   679     8,997
Western Wireless Corp.--Class A*...............................   623    33,954
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $664,396)...............................................         651,340
                                                                       --------

U.S. Treasury Notes (26.7%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note,
 4.50%, 09/30/00............................................ $219,000  $218,145
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $218,154)............................................            218,145
                                                                       --------
TOTAL INVESTMENTS
 (Cost $882,550)(a) (106.5%)................................            869,485
Liabilities in excess of other assets (-6.5%)...............            (52,932)
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $816,553
                                                                       ========

-----
Percentages indicated are based on net assets of $816,553.

 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.......  $ 12,362
      Unrealized depreciation.......   (25,427)
                                      --------
      Net unrealized depreciation...  $(13,065)
                                      ========
ADR--American Depositary Receipt

              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Wireless Communications UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $882,550)...............................  $869,485
 Cash................................................................       707
 Dividends and interest receivable...................................     2,477
                                                                       --------
  Total Assets.......................................................   872,669
Liabilities:
 Unrealized depreciation on swap contracts...........................    55,640
 Advisory fees payable...............................................       191
 Management servicing fees payable...................................        38
 Shareholder servicing fees payable--Service Class...................       132
 Other accrued expenses..............................................       115
                                                                       --------
  Total Liabilities..................................................    56,116
                                                                       --------
Net Assets...........................................................  $816,553
                                                                       ========
Net Assets consist of:
 Capital.............................................................  $926,418
 Accumulated undistributed net investment income.....................        16
 Accumulated net realized losses on investments......................   (41,176)
 Net unrealized depreciation on investments and swap contracts.......   (68,705)
                                                                       --------
Total Net Assets.....................................................  $816,553
                                                                       ========
Investor Shares:
 Net Assets..........................................................  $289,513
 Shares of Beneficial Interest Outstanding...........................    17,105
 Net Asset Value (offering and redemption price per share)...........  $  16.93
                                                                       ========
Service Shares:
 Net Assets..........................................................  $527,040
 Shares of Beneficial Interest Outstanding...........................    31,147
 Net Asset Value (offering and redemption price per share)...........  $  16.92
                                                                       ========

 Statement of Operations

                           For the period June 20, 2000(a) through June 30, 2000

Investment Income:
 Interest...........................................................  $     492
Expenses:
 Advisory fees......................................................        191
 Management servicing fees..........................................         38
 Shareholder servicing fees--Service Class..........................        132
 Other fees.........................................................        115
                                                                      ---------
  Total expenses....................................................        476
                                                                      ---------
Net Investment Income...............................................         16
                                                                      ---------
Realized and Unrealized Losses on Investments and Swap Contracts:
 Net realized losses on investments.................................    (41,176)
 Net change in unrealized depreciation on investments and swap
  contracts.........................................................    (68,705)
                                                                      ---------
  Net realized and unrealized losses on investments and swap
   contracts........................................................   (109,881)
                                                                      ---------
Decrease In Net Assets Resulting from Operations....................  $(109,865)
                                                                      =========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Wireless Communications UltraSector ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                            June 30, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................        $       16
 Net realized losses on investments...................           (41,176)
 Net change in unrealized depreciation on investments
  and swap contracts..................................           (68,705)
                                                              ----------
 Net decrease in net assets resulting from
  operations..........................................          (109,865)
Capital Share Transactions:
 Proceeds from shares issued..........................         1,948,296
 Cost of shares redeemed..............................        (1,021,878)
                                                              ----------
 Net increase in net assets resulting from capital
  share transactions..................................           926,418
                                                              ----------
 Total increase in net assets.........................           816,553
Net Assets:
 Beginning of period..................................                --
                                                              ----------
 End of period........................................        $  816,553
                                                              ==========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

ULTRASECTOR PROFUNDS
Wireless Communications UltraSector ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                      June 20, 2000(a)      June 20, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................       $  20.00              $  20.00
                                          --------              --------
 Net investment income/(loss)......             --                    --
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (3.07)                (3.08)
                                          --------              --------
 Total loss from investment
  operations.......................          (3.07)                (3.08)
                                          --------              --------
Net Asset Value, End of Period.....       $  16.93              $  16.92
                                          ========              ========
Total Return.......................         (15.35)%(b)           (15.40)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........       $289,513              $527,040
Ratio of expenses to average net
 assets............................           1.35%(c)              2.35%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................           0.59%(c)             (0.43)%(c)
Portfolio turnover(d)..............            154%                  154%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ULTRASECTOR PROFUNDS

                         Notes to Financial Statements
                                 June 30, 2000
                                  (Unaudited)

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of thirty-nine separately managed series, twenty-five of which are operational as of June 30, 2000. These accompanying financial statements relate to the following ProFunds:
   Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund and Wireless Communications UltraSector ProFund (collectively, the "UltraSector ProFunds" and individually, an "UltraSector ProFund"). All portfolios in the Trust are referred to collectively as the "ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each UltraSector ProFund offers two classes of shares: the Service Shares and the Investor Shares. The UltraSector ProFunds noted above commenced operations on June 20, 2000 except for the Pharmaceuticals UltraSector ProFund which commenced operations on June 29, 2000.

   Each UltraSector ProFund seeks to provide daily investment results, before fees and expenses, that correspond to 150% of the performance of its' specified sector or industry index.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

   The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Swap Agreements

   The ProFunds may enter into equity index or interest rate swap agreements for purposes of gaining exposure to stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are
                                   Continued

ULTRASECTOR PROFUNDS

                                 June 30, 2000
                                  (Unaudited)

  two-party contracts entered primarily by institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index). Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy.

  The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a ProFund's custodian. Until a swap agreement is settled in cash the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount will be recorded as "unrealized gains or losses on swap agreements" and when cash is exchanged the gain or loss realized will be recorded as "realized gains or losses on swap agreements".

  Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each UltraSector ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

  At June 30, 2000, the following swap contracts were outstanding and were collateralized by all of the assets of each particular UltraSector ProFund:

                                                                                         Unrealized
                             Notional  Termination               Return                Appreciation/
                              Amount      Date                  Benchmark              (Depreciation)
                            ---------- ----------- ----------------------------------- --------------
   Biotechnology            $1,266,886  07/25/00   DJ US Biotechnology Index             $(313,124)
   Energy                      297,614  07/25/00   DJ US Energy Index                      (12,232)
   Financial                   811,620  07/25/00   DJ US Financial Index                   (29,375)
   Healthcare                1,155,305  07/25/00   DJ US Healthcare Index                   15,526
   Internet                    537,310  07/25/00   DJ US Internet Index                    (29,306)
   Pharmaceuticals             208,470  07/25/00   DJ US Pharmaceuticals Index              21,722
   Real Estate              12,144,210  07/25/00   DJ US Real Estate Index                (348,834)
   Semiconductor               920,079  07/25/00   DJ US Semiconductor Index               (62,806)
   Technology                  632,750  07/25/00   DJ US Technology Index                  (40,987)
   Telecommunications          606,998  07/25/00   DJ US Telecommunications Index          (38,074)
   Wireless Communications     664,396  07/25/00   DJ US Wireless Communications Index     (55,640)

                                   Continued

ULTRASECTOR PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will pay the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will pay the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  Distributions to Shareholders

  The UltraSector ProFunds will distribute net investment income and net realized gains, if any, at least once a year.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The UltraSector ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.
                                   Continued

ULTRASECTOR PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


3. Shares of Beneficial Interest

   Transactions in shares of beneficial interest were as follows for the period ended June 30, 2000.

                               Biotechnology           Energy              Financial            Healthcare
                                UltraSector          UltraSector          UltraSector          UltraSector
                                  ProFund              ProFund              ProFund              ProFund
                            --------------------  ------------------  --------------------  -------------------
                               June 20, 2000        June 20, 2000        June 20, 2000        June 20, 2000
                                  through              through              through              through
                               June 30, 2000        June 30, 2000        June 30, 2000        June 30, 2000
                                (Unaudited)          (Unaudited)          (Unaudited)          (Unaudited)
                            --------------------  ------------------  --------------------  -------------------
                             Shares     Amount    Shares    Amount    Shares     Amount     Shares     Amount
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
   Investor Shares Sold....  191,194  $3,849,754   24,450  $ 485,402   37,533  $   742,835  123,318  $2,480,940
   Investor Shares
    Redeemed............... (111,319) (2,176,269)  (5,388)  (105,190)  (8,984)    (177,085) (48,227)   (938,858)
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
    Net Increase...........   79,875  $1,673,485   19,062  $ 380,212   28,549  $   565,750   75,091  $1,542,082
                            ========  ==========  =======  =========  =======  ===========  =======  ==========
   Service Shares Sold.....  258,340  $5,446,745       45  $     893  127,630  $ 2,516,223    3,647  $   71,864
   Service Shares
    Redeemed...............   (1,036)    (20,151)      --         --  (99,622)  (1,965,548)    (745)    (14,776)
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
    Net Increase...........  257,304  $5,426,594       45  $     893   28,008  $   550,675    2,902  $   57,088
                            ========  ==========  =======  =========  =======  ===========  =======  ==========
                                 Internet          Pharmaceuticals        Real Estate         Semiconductor
                                UltraSector          UltraSector          UltraSector          UltraSector
                                  ProFund              ProFund              ProFund              ProFund
                            --------------------  ------------------  --------------------  -------------------
                               June 20, 2000        June 29, 2000        June 20, 2000        June 20, 2000
                                  through              through              through              through
                               June 30, 2000        June 30, 2000        June 30, 2000        June 30, 2000
                                (Unaudited)          (Unaudited)          (Unaudited)          (Unaudited)
                            --------------------  ------------------  --------------------  -------------------
                             Shares     Amount    Shares    Amount    Shares     Amount     Shares     Amount
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
   Investor Shares Sold....   20,598  $  412,101   13,554  $ 281,964   38,485  $   777,091   48,624  $  958,889
   Investor Shares
    Redeemed...............   (9,666)   (185,761)      --         --  (33,940)    (679,455) (20,463)   (402,928)
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
    Net Increase...........   10,932  $  226,340   13,554  $ 281,964    4,545  $    97,636   28,161  $  555,961
                            ========  ==========  =======  =========  =======  ===========  =======  ==========
   Service Shares Sold.....   28,143  $  598,811   46,155  $ 923,177  822,008  $16,675,950   38,584  $  769,292
   Service Shares
    Redeemed...............     (655)    (12,516) (46,154)  (959,994)  (7,532)    (150,892)    (933)    (16,434)
                            --------  ----------  -------  ---------  -------  -----------  -------  ----------
    Net
     Increase/(Decrease)...   27,488  $  586,295        1  $ (36,817) 814,476  $16,525,058   37,651  $  752,858
                            ========  ==========  =======  =========  =======  ===========  =======  ==========

                                                                             Wireless
                                Technology        Telecommunications      Communications
                                UltraSector           UltraSector           UltraSector
                                  ProFund               ProFund               ProFund
                            --------------------  --------------------  --------------------
                               June 20, 2000         June 20, 2000         June 20, 2000
                                  through               through               through
                               June 30, 2000         June 30, 2000         June 30, 2000
                                (Unaudited)           (Unaudited)           (Unaudited)
                            --------------------  --------------------  --------------------
                             Shares     Amount     Shares     Amount    Shares     Amount
                            --------  ----------  --------- ----------  -------  -----------
   Investor Shares Sold....   45,272  $  895,656    17,157  $  337,946   75,660  $ 1,355,484
   Investor Shares
    Redeemed...............  (27,154)   (502,839)  (10,360)   (196,990) (58,555)  (1,009,555)
                            --------  ----------  --------  ----------  -------  -----------
    Net Increase...........   18,118  $  392,817     6,797  $  140,956   17,105  $   345,929
                            ========  ==========  ========  ==========  =======  ===========
   Service Shares Sold.....   23,410  $  477,692    32,074  $  633,452   31,891  $   592,812
   Service Shares
    Redeemed...............       --          --        --          --     (744)     (12,323)
                            --------  ----------  --------  ----------  -------  -----------
    Net Increase...........   23,410  $  477,692    32,074  $  633,452   31,147  $   580,489
                            ========  ==========  ========  ==========  =======  ===========

4. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The UltraSector ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the UltraSector ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective UltraSector ProFund, of 0.75%.
                                   Continued

ULTRASECTOR PROFUNDS

                  Notes to Financial Statements, (concluded)
                                 June 30, 2000
                                  (Unaudited)


   For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each UltraSector ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

5. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2000 were as follows:

                                                          Purchases    Sales
                                                         ----------- ----------
   Biotechnology UltraSector ProFund.................... $ 6,282,358 $4,763,345
   Energy UltraSector ProFund........................... $   397,063 $   98,106
   Financial UltraSector ProFund........................ $ 2,327,139 $1,517,263
   Healthcare UltraSector ProFund....................... $ 1,887,803 $  719,358
   Internet UltraSector ProFund......................... $   744,701 $  200,869
   Pharmaceuticals UltraSector ProFund.................. $   729,646 $  534,345
   Real Estate UltraSector ProFund...................... $13,284,928 $1,128,145
   Semiconductor UltraSector ProFund.................... $   920,079 $        0
   Technology UltraSector ProFund....................... $   945,912 $  298,210
   Telecommunications UltraSector ProFund............... $   709,212 $  193,824
   Wireless Communications UltraSector ProFund.......... $ 1,363,296 $  657,725

6. Concentration of Credit Risk

   Each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

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

ProFunds(SM)

   Post Office Mailing Address for Investments
       P.O. Box 182800
       Columbus, OH 43218-2800

   Phone Numbers
       For Financial Professionals: (888) PRO-5717   [(888) 776-5717]
       For All Others:              (888) PRO-FNDS   [(888) 776-3637]
       Or:                          (614) 470-8122
       Fax Number:                  (800) 782-4797

   Website Address
       www.profunds.com








This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.



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